Inventories - Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 79,500	$ 63,900
Work in process	37,500	34,500
Finished products	112,500	104,000
Inventory, Net, Total	$ 229,458	$ 202,412